Share capital	9 Months Ended
Sep. 30, 2022
Share capital
Share capital

3. Share Capital:

The holders of common shares are entitled to receive dividends as declared, which is at the discretion of the Corporation, and are entitled to one vote per share at the annual general meeting of the Corporation. The Corporation has never paid any dividends.

(a)	Private placements:

On March 18, 2022, the company entered into a definitive agreement with institutional investors in a private placement of 3,878,789 shares of common stock and warrants to purchase 3,878,789 shares of common stock at a combined purchase price of $1.65 per share for gross proceeds of approximately $6,400,000 before deducting fees and other estimated offering expenses. The investor warrants have an exercise price of $2.00 per share, is immediately exercisable and will expire five years from the Effective Date. A.G.P./Alliance Global Partners is acting as sole placement agent for the private placement. On March 22, 2022, the company closed its financing.

(b)	Stock options:

The Corporation has established a stock option plan (the “Plan”) for its key employees, its officers and directors, and certain consultants. The Plan is administered by the Board of Directors of the Corporation. The Board may from time to time designate individuals to whom options to purchase common shares of the Corporation may be granted, the number of shares to be optioned to each, and the option price per share. The option price per share cannot involve a discount to the market price at the time the option is granted. The maximum number of shares which may be optioned under the stock option plan is 15,000,000. The maximum number of shares which may be optioned to any one individual is 15% of the total issued and outstanding common shares. Options under the Plan expire ten years after the grant date and vest either immediately or over periods up to six years, and are equity-settled. As of September 30, 2022, 9,050,000 options could still be granted by the Corporation.

The following table provides the activity of stock option awards during the nine-month period ended September 30, 2022 and for options outstanding and exercisable at the end of the nine-month period ended September 30, 2022, the weighted average exercise price and the weighted average years to expiration.

			Weighted
		Range	average
		of	remaining
		exercise	contractual
	Number	price	life (in years)
Outstanding, December 31, 2021	6,428,000	$1.81	3.86
Expired	(20,000)	3.43	-
Cancelled	(458,000)	2.02	-
Outstanding, September 30, 2022	5,950,000	$1.79	3.00
Options exercisable	5,908,333	$1.78	2.97
(c)	Stock-based compensation:

Stock -based compensation includes stock and stock option granted to employees and contractors.

	Three months		Nine months
	ended September 30,		ended September 30,
Employee expenses	2022	2021	2022	2021
Stock options and stock compensation granted in:
2015	-	142,316	86,749	556,331
2020	32,369	11,880	97,107	117,596
2021	-	20,250		1,208,209
2022	-		324,777
Total stock-based compensation expense recognized	$32,369	$174,446	$508,633	$1,882,136

The stock-based compensation expense is disaggregated in the statements of consolidated Statements of Operations as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2022	2021	2022	2021

Stock-based compensation pertaining to general and administrative	$-	$91,408	$368,151	$1,486,374
Stock-based compensation pertaining to research and development	32,369	83,038	140,482	395,762
Total	$32,369	$174,446	$508,633	$1,882,136
(d)	Warrants :

In the first quarter of 2019, the Corporation issued 2,500,000 warrants in connection with one private placement. Each warrant entitles the holder to acquire one common share of the Corporation at an exercise price of $8.00 with a seven years term. The warrant was valued at $200,000 and recorded as part of additional paid in capital.

In the second quarter of 2021, the Corporation issued 2,018,348 warrants in connection with one private placement. Each warrant entitles the holder to acquire one common share of the Corporation at an exercise price of $2.50 with a five year term. The warrant was recorded as part of additional paid in capital at a total of $330,277.

In the first quarter of 2022, the Corporation issued 3,878,789 investor warrants in connection with one private placement. Each warrant entitles the holder to acquire one common share of the Corporation at an exercise price of $2.00 with a five year term. In addition, the Company issued Placement Agent (or its assigns) warrants to purchase up to 193,939 shares of common stock at an exercise price of $2.06 per share, The Placement Agent Warrants are immediately exercisable and will expire on the five-year anniversary of the Effective Date. The warrants were recorded as part of additional paid in capital at a total of $1,877,608.